UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Cash Reserves

August 31, 2016

CAS-QTLY-1016
1.805742.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 12.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 12.0%
U.S. Treasury Bills
9/8/16 to 2/23/17	0.30 to 0.50%	$12,233,520	$12,218,189
U.S. Treasury Notes
10/31/16 to 2/28/17	0.34 to 0.48	3,579,000	3,594,803
TOTAL U.S. TREASURY DEBT
(Cost $15,812,992)			15,812,992

U.S. Government Agency Debt - 62.9%
Federal Agencies - 62.9%
Fannie Mae
12/19/16 to 1/11/18	0.40 to 0.63 (b)	2,839,000	2,836,664
Federal Farm Credit Bank
9/15/16	0.49 (b)	370,000	369,998
Federal Home Loan Bank
9/1/16 to 2/26/18	0.33 to 0.77 (b)(c)	70,828,838	70,815,229
Freddie Mac
9/16/16 to 1/12/18	0.42 to 0.75 (b)	8,576,505	8,572,083
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $82,593,974)			82,593,974

U.S. Government Agency Repurchase Agreement - 15.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.34% dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) #	$11,728,627	$11,728,517
With:
BNP Paribas, S.A. at 0.35%, dated 7/8/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $122,927,316, 0.00% - 7.50%, 10/13/16 - 7/25/54)	120,071	120,000
Citibank NA at:
0.33%, dated 8/30/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $114,937,686, 0.13% - 7.50%, 11/15/16 - 2/01/46)	112,007	112,000
0.34%, dated 8/30/16 due 9/6/16 (Collateralized by U.S. Government Obligations valued at $689,706,274, 3.00% - 4.00%, 1/25/24 - 1/15/55)	673,044	673,000
Deutsche Bank Securities, Inc. at:
0.35%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations valued at $57,121,091, 1.06%, 6/22/18)	56,001	56,000
0.37%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations valued at $191,762,290, 0.00% - 9.80%, 9/14/16 - 4/06/45)	188,002	188,000
ING Financial Markets LLC at:
0.38%, dated 8/3/16 due 10/3/16 (Collateralized by U.S. Government Obligations valued at $69,383,581, 3.50% - 4.00%, 8/01/42 - 11/01/44)	68,044	68,000
0.4%, dated 8/26/16 due 11/1/16 (Collateralized by U.S. Government Obligations valued at $115,268,856, 3.50% - 5.00%, 7/01/25 - 12/01/45)	113,084	113,000
0.41%, dated:
8/23/16 due 10/5/16:
(Collateralized by U.S. Government Obligations valued at $230,542,259, 3.50%, 10/01/42 - 1/01/46)	226,232	226,000
(Collateralized by U.S. Government Obligations valued at $184,639,885, 3.00% - 3.50%, 1/01/43 - 5/01/46)	181,186	181,000
8/24/16 due 10/5/16:
(Collateralized by U.S. Government Obligations valued at $275,423,018, 3.00% - 4.00%, 5/01/42 - 5/01/45)	270,277	270,000
(Collateralized by U.S. Government Obligations valued at $260,124,386, 3.50% - 4.00%, 1/01/31 - 12/01/45)	255,264	255,000
8/30/16 due 10/5/16 (Collateralized by U.S. Government Obligations valued at $228,485,411, 3.50%, 10/01/42 - 1/01/43)	224,230	224,000
0.42%, dated:
7/6/16 due 9/1/16:
(Collateralized by U.S. Government Obligations valued at $145,958,097, 3.50%, 1/01/46)	143,150	143,000
(Collateralized by U.S. Government Obligations valued at $145,957,255, 3.00% - 3.50%, 1/01/46 - 5/01/46)	143,152	143,000
7/12/16 due 10/5/16 (Collateralized by U.S. Government Obligations valued at $242,904,179, 3.50% - 4.00%, 12/01/45 - 2/01/46)	238,253	238,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 8/17/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $698,804,805, 1.50% - 6.50%, 6/01/21 - 7/20/66)	685,418	685,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.39%, dated:
8/3/16 due 9/1/16 (Collateralized by U.S. Government Obligations valued at $186,718,643, 2.00% - 6.06%, 11/01/23 - 9/01/46)	183,057	183,000
8/4/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $141,823,007, 2.00% - 5.00%, 8/01/26 - 8/01/46)	139,096	139,000
8/8/16 due 10/11/16 (Collateralized by U.S. Government Obligations valued at $186,708,532, 1.67% - 5.77%, 3/01/24 - 8/01/46)	183,127	183,000
8/9/16 due 10/12/16 (Collateralized by U.S. Government Obligations valued at $398,919,373, 1.92% - 5.72%, 5/01/19 - 9/01/46)	391,271	391,000
8/17/16 due 10/17/16 (Collateralized by U.S. Government Obligations valued at $116,298,896, 2.00% - 6.50%, 1/01/26 - 9/01/46)	114,075	114,000
8/24/16 due:
10/26/16 (Collateralized by U.S. Government Obligations valued at $183,615,912, 2.00% - 5.51%, 9/01/23 - 6/01/46)	180,123	180,000
10/28/2016(Collateralized by U.S. Government Obligations valued at $252,981,923, 2.00% - 5.75%, 7/01/18 - 9/01/46)	248,175	248,000
0.44%, dated 7/25/16 due 10/24/16 (Collateralized by U.S. Government Obligations valued at $119,395,427, 2.13% - 5.00%, 4/01/26 - 8/01/46)	117,130	117,000
Mizuho Securities U.S.A., Inc. at 0.5%, dated 8/8/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $235,948,624, 2.50% - 6.50%, 8/25/46 - 9/25/46)	229,289	229,000
RBC Capital Markets Corp. at:
0.34%, dated 7/5/16 due 9/6/16 (Collateralized by U.S. Government Obligations valued at $244,970,791, 1.50% - 7.50%, 11/01/17 - 7/20/46)	240,143	240,000
0.35%, dated:
7/1/16 due 9/1/16 (Collateralized by U.S. Government Obligations valued at $171,593,570, 1.67% - 6.00%, 4/01/27 - 7/01/46)	168,101	168,000
7/11/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $317,382,324, 0.76% - 5.50%, 6/01/28 - 7/01/46)	311,194	311,000
7/15/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $242,873,288, 2.00% - 7.00%, 5/01/26 - 9/01/46)	238,143	238,000
7/18/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $363,281,459, 2.35% - 6.00%, 9/01/23 - 6/01/46)	356,208	356,000
7/19/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $120,446,499, 2.39% - 5.00%, 5/01/26 - 7/01/46)	118,071	118,000
7/20/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $127,588,227, 2.13% - 6.00%, 5/01/18 - 7/01/46)	125,075	125,000
8/3/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $232,737,773, 1.67% - 8.00%, 11/15/22 - 8/01/46)	228,135	228,000
0.36%, dated 8/30/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $91,802,532, 2.43% - 5.50%, 11/01/34 - 6/01/46)	90,050	90,000
Wells Fargo Securities, LLC at:
0.34%, dated:
8/25/16 due 9/1/16 (Collateralized by U.S. Government Obligations valued at $115,267,620, 3.50% - 4.50%, 8/01/38 - 8/01/46)	113,007	113,000
8/30/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $689,888,511, 0.00% - 8.63%, 9/15/16 - 7/01/46)	673,044	673,000
0.42%, dated:
7/7/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $475,630,543, 3.50% - 5.00%, 4/01/44 - 9/01/46)	466,337	466,000
7/11/16 due 9/9/16 (Collateralized by U.S. Government Obligations valued at $97,979,406, 4.00% - 5.00%, 1/01/39 - 8/01/46)	96,067	96,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $20,429,517)		20,429,517

U.S. Treasury Repurchase Agreement - 10.2%
With:
Barclays Capital, Inc. at:
0.34%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $277,442,809, 0.63% - 7.88%, 8/31/17 - 2/15/41)	272,003	272,000
0.35%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $159,121,641, 0.00% - 4.25%, 11/30/16 - 11/30/22)	156,002	156,000
BNP Paribas, S.A. at:
0.33%, dated:
7/6/16 due 9/2/16 (Collateralized by U.S. Treasury Obligations valued at $1,486,746,009, 0.00% - 8.50%, 9/15/16 - 11/15/45)	1,450,771	1,450,000
7/8/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $583,086,398, 0.00% - 8.88%, 9/15/16 - 11/15/44)	569,318	569,000
7/22/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $575,169,809, 0.00% - 6.75%, 9/15/16 - 2/15/46)	562,319	562,000
0.37%, dated:
8/26/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $826,277,862, 0.00% - 8.50%, 4/27/17 - 11/15/43)	810,724	810,000
8/29/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $1,243,795,921, 0.00% - 8.88%, 9/15/16 - 8/15/46)	1,217,062	1,216,000
Commerz Markets LLC at 0.5%, dated 8/31/16 due 9/1/16:
(Collateralized by U.S. Treasury Obligations valued at $1,561,142,631, 0.63% - 3.00%, 9/30/17 - 8/15/46)	1,530,021	1,530,000
(Collateralized by U.S. Treasury Obligations valued at $442,682,299, 2.00%, 9/30/20)	434,006	434,000
Deutsche Bank Securities, Inc. at:
0.34%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $175,441,665, 1.38%, 5/31/20 - 1/31/21)	172,002	172,000
0.35%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $278,173,849, 1.63% - 3.63%, 11/30/20 - 8/15/43)	272,003	272,000
0.37%, dated 8/17/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $291,510,124, 1.63% - 3.63%, 7/31/20 - 8/15/43)	284,044	284,000
Federal Reserve Bank of New York at 0.25%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $281,002,056, 3.13%, 5/15/21)	281,002	281,000
Mizuho Securities U.S.A., Inc. at 0.33%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $366,873,876, 1.75%, 9/30/22)	357,003	357,000
Nomura Securities International, Inc. at 0.38%, dated 8/29/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $1,998,044,155, 1.63% - 2.50%, 5/15/23 - 8/15/25)	1,956,165	1,956,000
RBS Securities, Inc. at 0.33%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $272,341,738, 0.49% - 3.88%, 9/30/16 - 11/15/24)	267,002	267,000
Royal Bank of Canada at:
0.33%, dated 8/25/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $222,080,807, 3.75%, 11/15/43)	216,014	216,000
0.34%, dated:
8/24/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $501,412,909, 1.50% - 2.25%, 8/31/20 - 11/15/25)	490,065	490,000
8/26/16 due 9/2/16 (Collateralized by U.S. Treasury Obligations valued at $468,193,054, 1.50% - 3.00%, 10/31/19 - 5/15/45)	454,030	454,000
8/29/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $450,440,318, 1.38% - 2.00%, 5/31/21 - 8/15/25)	439,033	439,000
8/30/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $390,775,621, 2.00% - 2.25%, 2/28/21 - 8/15/46)	383,025	383,000
8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $251,176,901, 1.63% - 2.25%, 4/30/23 - 8/15/46)	244,002	244,000
0.35%, dated 8/31/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $246,946,348, 1.63%, 5/15/26)	241,016	241,000
Wells Fargo Securities, LLC at 0.4%, dated:
7/5/16 due 9/2/16 (Collateralized by U.S. Treasury Obligations valued at $140,850,737, 0.00% - 0.75%, 9/01/16 - 1/31/18)	138,090	138,000
7/7/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $194,941,222, 0.50% - 0.88%, 1/31/17 - 6/15/19)	191,132	191,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $13,384,000)		13,384,000
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $132,220,483)		132,220,483
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(870,342)
NET ASSETS - 100%		$131,350,141

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$11,728,517,000 due 9/01/16 at 0.34%
BNP Paribas, S.A.	$674,599
BNY Mellon Capital Markets LLC	199,313
Bank of America NA	857,968
Bank of Nova Scotia	72,471
Citibank NA	613,272
Credit Agricole CIB New York Branch	1,504,969
Credit Suisse Securities (USA) LLC	4,262,241
ING Financial Markets LLC	61,327
J.P. Morgan Securities, Inc.	367,963
Mizuho Securities USA, Inc.	459,954
Societe Generale	96,284
Wells Fargo Bank, NA	352,631
Wells Fargo Securities LLC	2,205,525
$11,728,517

Income Tax Information

At August 31, 2016 the cost for Federal Income Tax Purposes was $132,220,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016